Finance Costs (Details) - Minority Shareholder [Member]	May 01, 2023 MYR (RM)
Finance Costs [Line Items]
Borrowings from related party	RM 1,363,000
Borrowings, interest rate	2.00%
Borrowings maturity	24 months